Investments in Associates and Joint Venture - Summary of The annual movement of investments in the associate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Movement of Investment in Associates and Joint Venture [Line Items]
Beginning balance	S/ 20,584	S/ 13,096	S/ 14,286
Group's share in profit or loss	8,800	6,290	3,757
Group's share in other comprehensive income	0	(42)	(77)
Collection of dividends	(2,709)	(157)	(3,545)
Exchange difference	(1,270)	1,397	(1,325)
Ending balance	S/ 25,405	S/ 20,584	S/ 13,096